Credit risk exposure and allowances - Schedule of Credit Exposure, Loan Commitments and Financial Guarantees (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets at beginning of period	$ 11,753,183,986
Financial assets at end of period	15,350,501,149	$ 11,753,183,986
Gross carrying amount | Loan Committments And Financial Guarantees
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets at beginning of period	1,408,980,172	1,446,973,647
New loan commitments and financial guarantees originated	1,143,574,333	1,020,377,775
Expirations and repayments	(550,654,430)	(474,348,167)
Write-offs	(1,822)	(1,154)
Foreign exchange	42,983,605	257,057,134
Inflation adjustment	(1,208,484,851)	(1,522,227,116)
Financial assets at end of period	3,471,551,943	1,408,980,172
Gross carrying amount | Loan Committments And Financial Guarantees | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(26,215,078)	(17,632,433)
Gross carrying amount | Loan Committments And Financial Guarantees | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	89,786,509	41,602,125
Gross carrying amount | Loan Committments And Financial Guarantees | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(970,669)	(1,209,581)
Gross carrying amount | Loan Committments And Financial Guarantees | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	323,981	(76,360)
Gross carrying amount | Loan Committments And Financial Guarantees | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	2,572,230,193	658,464,302
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets at beginning of period	1,274,815,404	1,321,683,381
New loan commitments and financial guarantees originated	1,087,873,500	984,079,857
Expirations and repayments	(493,088,612)	(421,131,951)
Write-offs	0	0
Foreign exchange	40,682,101	236,444,966
Inflation adjustment	(1,112,263,685)	(1,400,568,081)
Financial assets at end of period	3,310,861,940	1,274,815,404
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(234,954,965)	(254,854,479)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	282,600,695	218,840,681
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(2,055,990)	(1,545,425)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	1,000,777	457,019
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	2,466,252,715	591,409,436
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets at beginning of period	451,089	453,972
New loan commitments and financial guarantees originated	222,498	331,158
Expirations and repayments	(423,595)	(545,315)
Write-offs	(1,822)	(1,154)
Foreign exchange	0	0
Inflation adjustment	(349,581)	(577,251)
Financial assets at end of period	947,610	451,089
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	0	0
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	0	0
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	1,765,558	1,462,449
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(1,015,178)	(1,053,689)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	298,641	380,919
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets at beginning of period	753	1,065
New loan commitments and financial guarantees originated	0	0
Expirations and repayments	(69)	(1,422)
Write-offs	0	0
Foreign exchange	0	0
Inflation adjustment	(4,433)	(4,406)
Financial assets at end of period	1,975	753
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	0	0
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	0	0
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	208	322
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(1,342)	(21,506)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	6,858	26,700
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets at beginning of period	133,320,842	124,417,490
New loan commitments and financial guarantees originated	52,586,237	35,642,932
Expirations and repayments	(56,648,154)	(52,529,209)
Write-offs	0	0
Foreign exchange	1,893,004	20,514,301
Inflation adjustment	(94,947,309)	(120,617,404)
Financial assets at end of period	158,966,261	133,320,842
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	208,668,179	237,205,389
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(192,561,880)	(177,171,409)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(680,161)	(1,126,681)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	339,440	541,548
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	106,996,063	66,443,885
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets at beginning of period	392,084	417,739
New loan commitments and financial guarantees originated	2,892,098	323,828
Expirations and repayments	(494,000)	(140,270)
Write-offs	0	0
Foreign exchange	408,500	97,867
Inflation adjustment	(919,843)	(459,974)
Financial assets at end of period	774,157	392,084
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	71,708	16,657
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(252,306)	(67,147)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(284)	(246)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	284	268
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	$ (1,324,084)	$ 203,362